Fair Value of Financial Instruments (Detail) - Reconciliation of all liabilities measured at fair value on a recurring basis (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance.	$ 2,801,901	$ 4,890,609	$ 2,208,184	$ 5,967,330	$ 2,435,050
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(593,717)	1,076,721	3,759,146	9,326,210
Issuances				13,693,991
Revaluation (gains) losses included in other income and expenses	593,717	(1,076,721)	(3,759,146)	(9,271,985)
Settlements				(889,726)
Warrant Derivatives [Member]
Balance.	225,764	355,990	102,695	655,219	2,240,962
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(123,069)	299,229	552,524	1,324,165
Issuances
Revaluation (gains) losses included in other income and expenses	123,069	(299,229)	(552,524)	(1,269,940)
Settlements				(315,803)
Conversion Element OF Promissory Notes [Member]
Balance.	155,990	1,081,869	274,928	1,931,295
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	118,938	849,426	1,656,367	8,989,945
Issuances				11,495,163
Revaluation (gains) losses included in other income and expenses	(118,938)	(849,426)	(1,656,367)	(8,989,945)
Settlements				(573,923)
Conversion Elements Of Series B Convertible Preference Share [Member]
Balance.	1,212,385	1,248,385	1,210,909	1,245,101	194,088
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(1,476)	(3,284)	34,192	(1,051,013)
Issuances
Revaluation (gains) losses included in other income and expenses	1,476	3,284	(34,192)	1,051,013
Settlements
Series A Convertible Preference Share Derivatives [Member]
Balance.	1,207,762	2,204,365	619,652	2,135,715
Total gains (losses) included in other income and expenses attributable to liabilities still held as of period end date	(588,110)	(68,650)	1,516,063	63,113
Issuances				2,198,828
Revaluation (gains) losses included in other income and expenses	588,110	68,650	(1,516,063)	(63,113)
Settlements